Submission	Jul. 28, 2026
Submission [Line Items]
Central Index Key	0002058707
Registrant Name	Attovia Therapeutics, Inc.
Registration File Number	333-297452
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES